Offerings - Offering: 1	Jul. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Benchmark 2025-V16 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-V16
Amount Registered | shares	551,086,000
Proposed Maximum Offering Price per Unit	1	[1]
Maximum Aggregate Offering Price	$ 551,086,000	[1]
Amount of Registration Fee	$ 84,371.27
Offering Note	Estimated solely for the purpose of calculating the registration fee.

[1]	Estimated solely for the purpose of calculating the registration fee.